Inventories (Schedule of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Pre-Launch Inventories [Member]	Dec. 31, 2012 Pre-Launch Inventories [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Pre-Launch Inventories [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Pre-Launch Inventories [Member]
Inventories [Line Items]
Raw materials and supplies	$ 38,347	$ 37,457	$ 6,036	$ 4,019	$ 37,457	$ 4,019	$ 39,331	$ 7,774
Work-in-process	7,674	10,063	121	655	10,063	655	5,330	346
Finished goods	77,105	64,654	289	0	64,654	0	61,589	631
Inventories	$ 123,126	$ 112,174	$ 6,446	$ 4,674	$ 112,174	$ 4,674	$ 106,250	$ 8,751